Guarantees Textual (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Australia Pacific LNG [Member]
Guarantor Obligations [Line Items]
Equity Interest Of Others	37.50%
Continued development [Member] | Australia Pacific LNG [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 60
Terms of Guarantees Outstanding	26 years or the life of the venture
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 820
Terms of Guarantees Outstanding	three years
Other Guarantees [Member] | U.K. Subsidiaries [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 100
Indemnification [Member]
Guarantor Obligations [Line Items]
Accrual for Environmental Loss Contingencies	30
Guarantor Obligations, Current Carrying Value	80
Guarantee existing sales agreement of natural gas delivery | Australia Pacific LNG [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 780
Terms of Guarantees Outstanding	22 years
Max potential future payments-reckless breach [Member] | Australia Pacific LNG [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 1,400
Finance Reserve Guarantee [Member] | Australia Pacific LNG [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 170
Terms of Guarantees Outstanding	11 years
Guarantor Obligations, Current Carrying Value	$ 14